Related Parties - Schedule of Related Parties Transactions and Balances (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2024	Jun. 30, 2026
General and administrative expenses:
Directors’ compensation	$ 1,171	$ 241	$ 133
Salaries and fees to officers	0	4,222	0
Total General and administrative expenses	1,171	4,463	133
Include share base compensation	1,139	3,783	$ 0
Other current liabilities	1,167	3,117		$ 6,059
Related Party [Member]
General and administrative expenses:
Note receivable - related party	1,000	4,500		0
Due from related parties	0	1,641		0
Due to related parties	0	255
Other current liabilities	$ 0	$ 154		$ 181